SCHEDULE OF DEPOSITS AND PREPAYMENTS (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
Deposits And Prepayments
Rental and other deposits	$ 1,057,673	$ 290,814
Prepayments for events	10,220,783
Deposits and prepayments	$ 11,278,456	$ 290,814